Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income Tax Expense (Benefit)Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets

Components of income tax expense (benefit):

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Current tax:
Current tax on profits for the year	$4,845,682	$4,529,365	$2,174
Prior year income tax overestimation	-	-	(1,829)
Total current tax	4,845,682	4,529,365	345

Deferred tax:
Origination and reversal of temporary differences	(6,156,496)	(1,013,375)	430,023
Income tax expense (benefit)	$(1,310,814)	$3,515,990	$430,368

Schedule of Reconciliation between Income Tax Expense (Benefit) and Profit (Loss)	Reconciliation between income tax expense (benefit) and profit (loss) before income tax:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Tax calculated based on gain (loss) before tax and statutory tax rate (Note)	$1,487,031	$4,286,824	$(2,267,658)
Non-taxable income	(1,193,607)	-	-
Prior year income tax overestimation	-	-	(1,829)
Effects from items disallowed by tax regulation	74,848	913,745	85,387
Utilization of previously unrecognized tax losses	(1,096,751)	(3,017,084)	-
Effect of tax losses carryforward	(582,335)	-	-
Temporary differences not recognized	-	1,308,011	-
Taxable loss not recognized as deferred tax assets	-	24,494	2,614,468
Income tax expense (benefit)	$(1,310,814)	$3,515,990	$430,368

Schedule of Deferred Tax Assets or Liabilities as a Result of Temporary Differences and Loss Carryforwards	Amounts of deferred tax assets or liabilities as a result of temporary differences and loss carryforwards are as follows:
	2024
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Unrealized exchange loss	$50,568	$5,503,989	$(103,272)	$5,451,285
Tax losses carryforward	-	582,335	(10,625)	571,710
Lease liability	-	16,801	(387)	16,414
Provisions	919,633	40,227	(61,056)	898,804
	970,201	6,143,352	(175,340)	6,938,213
Deferred tax liabilities:
Prepayment of pension	(59,807)	56,923	2,884	-
ROU Asset / Property and equipment	-	(17,203)	397	(16,806)
Unrealized exchange gain	-	(26,576)	485	(26,091)
	(59,807)	13,144	3,766	(42,897)
	$910,394	$6,156,496	$(171,574)	$6,895,316

	2023
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Provisions	$29,905	$876,300	$13,428	$919,633
Unrealized exchange loss	-	49,807	761	50,568
	29,905	926,107	14,189	970,201
Deferred tax liabilities:
Prepayment of pension	(62,036)	2,288	(59)	(59,807)
Unrealized exchange gain	(86,147)	84,980	1,167	-
	(148,183)	87,268	1,108	(59,807)
	$(118,278)	$1,013,375	$15,297	$910,394

Schedule of Expiration Dates of Unused Tax Losses and Amounts of Unrecognized Deferred Tax Assets	Expiration dates of unused tax losses and amounts of recognized deferred tax assets are as follows:
	December 31, 2024
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2020	$112,912	$112,912	$112,912	2030
2021	395,005	395,005	395,005	2031
2022	2,178,042	2,178,042	2,178,042	2032
2023	168,174	168,174	168,174	2033
	$2,854,133	$2,854,133	$2,854,133

	December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized amount	Expiry year
2016	$335,863	$335,863	$335,863	2026
2018	265,902	265,902	265,902	2028
2020	1,391,266	1,391,266	1,391,266	2030
2021	462,800	462,800	462,800	2031
2022	2,382,650	2,382,650	2,382,650	2032
2023	151,691	151,691	151,691	2033
	$4,990,172	$4,990,172	$4,990,172